Cover	Nov. 03, 2022
Cover [Abstract]
Entity Registrant Name	Singlepoint Inc.
Entity Central Index Key	0001443611
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Nov. 03, 2022
Entity File Number	000-53425
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Entity Address Address Line 1	2999 North 44th Street
Entity Address Address Line 2	Suite 530
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85018
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false